Shareholder Report	12 Months Ended
Dec. 31, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Columbia Funds Variable Series Trust II
Entity Central Index Key	0001413032
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2024
Columbia Variable Portfolio – Large Cap Growth Fund - Class 1
Shareholder Report [Line Items]
Fund Name	Columbia Variable Portfolio – Large Cap Growth Fund
Class Name	Class 1
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Columbia Variable Portfolio – Large Cap Growth Fund (the Fund) for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]	What were the Fund costs for the reporting period? (Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class 1	$ 83	0.71%

Expenses Paid, Amount	$ 83
Expense Ratio, Percent	0.71%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
The performance of Class 1 shares for the period presented is shown in the Average Annual Total Returns table.
Top Performance Contributors
Stock selection
| Selections in the consumer staples and real estate sectors boosted the Fund’s results most during the annual period.
Allocations
| Smaller weightings in the materials, energy and information technology sectors benefited Fund results during the annual period.
Individual holdings
| A relative overweight position in NVIDIA Corp., a multinational technology company; a relative overweight position in Insmed, Inc., a biopharmaceutical company that focuses on rare diseases; a relative overweight position in Natera, Inc., a diagnostics company which engages in clinical genetic testing; a relative underweight to Merck & Co., Inc., a multinational pharmaceutical company; and a relative underweight to Accenture plc, a global multinational professional services company were among the top contributors to Fund performance.
Top Performance Detractors
Stock selection
| Selections in the information technology, communication services, financials, Industrials and consumer discretionary sectors hurt the Fund’s results during the annual period.
Allocations
| Larger weightings in the health care, real estate and industrials sectors and smaller weightings in the consumer discretionary and utilities sectors detracted from Fund performance during the annual period.
Individual holdings
| A relative underweight position in Broadcom, Inc., a producer of semiconductor and infrastructure products; a relative overweight position in Adobe, Inc., a global computer software company; a relative overweight position in Nike, Inc., an athletic equipment, service, apparel and footwear company; a relative overweight position in MongoDB, Inc., a U.S. software company that develops and provides commercial support for database software; and a relative overweight position in Uber Technologies, Inc., a technology platform used for transportation services were top detractors during the period.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns (%)	1 year	5 years	10 years
Class 1	31.33	17.48	15.25
Russell 1000 ® Growth Index	33.36	18.96	16.78
Russell 1000 ® Index (a)	24.51	14.28	12.87
(a)
Effective August 1, 2024, the Fund compares its performance to the Russell 1000
®
Index, a broad-based performance index as required by new regulatory requirements. The Fund’s performance also continues to be compared to its prior benchmark, which management believes more closely represents the market sectors and/or asset classes in which the Fund primarily invests.

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Performance Table Market Index Changed [Text Block]	Effective August 1, 2024, the Fund compares its performance to the Russell 1000 ® Index, a broad-based performance index as required by new regulatory requirements.
Prior Market Index Comparison [Text Block]	The Fund’s performance also continues to be compared to its prior benchmark, which management believes more closely represents the market sectors and/or asset classes in which the Fund primarily invests.
Updated Performance Information Location [Text Block]	Visit columbiathreadneedleus.com/investment-products/variable-products for more recent performance information.
Net Assets	$ 2,493,061,393
Holdings Count | Holding	41
Advisory Fees Paid, Amount	$ 16,443,351
Investment Company, Portfolio Turnover	34.00%
Additional Fund Statistics [Text Block]
Fund net assets	$ 2,493,061,393
Total number of portfolio holdings	41
Management services fees (represents 0.68% of Fund average net assets)	$ 16,443,351
Portfolio turnover for the reporting period	34%

Holdings [Text Block]
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Top Holdings
NVIDIA Corp.	11.7%
Apple, Inc.	11.3%
Microsoft Corp.	10.2%
Amazon.com, Inc.	8.1%
Meta Platforms, Inc., Class A	5.4%
Alphabet, Inc., Class C	4.3%
Alphabet, Inc., Class A	3.6%
Tesla, Inc.	3.4%
Eli Lilly & Co.	3.2%
Visa, Inc., Class A	2.8%
Equity Sector Allocation
Information Technology Sub-industry Allocation

Largest Holdings [Text Block]
Top Holdings
NVIDIA Corp.	11.7%
Apple, Inc.	11.3%
Microsoft Corp.	10.2%
Amazon.com, Inc.	8.1%
Meta Platforms, Inc., Class A	5.4%
Alphabet, Inc., Class C	4.3%
Alphabet, Inc., Class A	3.6%
Tesla, Inc.	3.4%
Eli Lilly & Co.	3.2%
Visa, Inc., Class A	2.8%

Columbia Variable Portfolio – Large Cap Growth Fund - Class 2
Shareholder Report [Line Items]
Fund Name	Columbia Variable Portfolio – Large Cap Growth Fund
Class Name	Class 2
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Columbia Variable Portfolio – Large Cap Growth Fund (the Fund) for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]	What were the Fund costs for the reporting period? (Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class 2	$ 111	0.96%

Expenses Paid, Amount	$ 111
Expense Ratio, Percent	0.96%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
The performance of Class 2 shares for the period presented is shown in the Average Annual Total Returns table.
Top Performance Contributors
Stock selection
| Selections in the consumer staples and real estate sectors boosted the Fund’s results most during the annual period.
Allocations
| Smaller weightings in the materials, energy and information technology sectors benefited Fund results during the annual period.
Individual holdings
| A relative overweight position in NVIDIA Corp., a multinational technology company; a relative overweight position in Insmed, Inc., a biopharmaceutical company that focuses on rare diseases; a relative overweight position in Natera, Inc., a diagnostics company which engages in clinical genetic testing; a relative underweight to Merck & Co., Inc., a multinational pharmaceutical company; and a relative underweight to Accenture plc, a global multinational professional services company were among the top contributors to Fund performance.
Top Performance Detractors
Stock selection
| Selections in the information technology, communication services, financials, Industrials and consumer discretionary sectors hurt the Fund’s results during the annual period.
Allocations
| Larger weightings in the health care, real estate and industrials sectors and smaller weightings in the consumer discretionary and utilities sectors detracted from Fund performance during the annual period.
Individual holdings
| A relative underweight position in Broadcom, Inc., a producer of semiconductor and infrastructure products; a relative overweight position in Adobe, Inc., a global computer software company; a relative overweight position in Nike, Inc., an athletic equipment, service, apparel and footwear company; a relative overweight position in MongoDB, Inc., a U.S. software company that develops and provides commercial support for database software; and a relative overweight position in Uber Technologies, Inc., a technology platform used for transportation services were top detractors during the period.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns (%)	1 year	5 years	10 years
Class 2	31.01	17.18	14.97
Russell 1000 ® Growth Index	33.36	18.96	16.78
Russell 1000 ® Index (a)	24.51	14.28	12.87
(a)
Effective August 1, 2024, the Fund compares its performance to the Russell 1000
®
Index, a broad-based performance index as required by new regulatory requirements. The Fund’s performance also continues to be compared to its prior benchmark, which management believes more closely represents the market sectors and/or asset classes in which the Fund primarily invests.

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Performance Table Market Index Changed [Text Block]	Effective August 1, 2024, the Fund compares its performance to the Russell 1000 ® Index, a broad-based performance index as required by new regulatory requirements.
Prior Market Index Comparison [Text Block]	The Fund’s performance also continues to be compared to its prior benchmark, which management believes more closely represents the market sectors and/or asset classes in which the Fund primarily invests.
Updated Performance Information Location [Text Block]	Visit columbiathreadneedleus.com/investment-products/variable-products for more recent performance information.
Net Assets	$ 2,493,061,393
Holdings Count | Holding	41
Advisory Fees Paid, Amount	$ 16,443,351
Investment Company, Portfolio Turnover	34.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$ 2,493,061,393
Total number of portfolio holdings	41
Management services fees (represents 0.68% of Fund average net assets)	$ 16,443,351
Portfolio turnover for the reporting period	34%

Holdings [Text Block]
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Top Holdings
NVIDIA Corp.	11.7%
Apple, Inc.	11.3%
Microsoft Corp.	10.2%
Amazon.com, Inc.	8.1%
Meta Platforms, Inc., Class A	5.4%
Alphabet, Inc., Class C	4.3%
Alphabet, Inc., Class A	3.6%
Tesla, Inc.	3.4%
Eli Lilly & Co.	3.2%
Visa, Inc., Class A	2.8%
Equity Sector Allocation
Information Technology Sub-industry Allocation

Largest Holdings [Text Block]
Top Holdings
NVIDIA Corp.	11.7%
Apple, Inc.	11.3%
Microsoft Corp.	10.2%
Amazon.com, Inc.	8.1%
Meta Platforms, Inc., Class A	5.4%
Alphabet, Inc., Class C	4.3%
Alphabet, Inc., Class A	3.6%
Tesla, Inc.	3.4%
Eli Lilly & Co.	3.2%
Visa, Inc., Class A	2.8%

Columbia Variable Portfolio – Large Cap Growth Fund - Class 3
Shareholder Report [Line Items]
Fund Name	Columbia Variable Portfolio – Large Cap Growth Fund
Class Name	Class 3
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Columbia Variable Portfolio – Large Cap Growth Fund (the Fund) for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]	What were the Fund costs for the reporting period? (Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class 3	$ 96	0.83%

Expenses Paid, Amount	$ 96
Expense Ratio, Percent	0.83%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
The performance of Class 3 shares for the period presented is shown in the Average Annual Total Returns table.
Top Performance Contributors
Stock selection
| Selections in the consumer staples and real estate sectors boosted the Fund’s results most during the annual period.
Allocations
| Smaller weightings in the materials, energy and information technology sectors benefited Fund results during the annual period.
Individual holdings
| A relative overweight position in NVIDIA Corp., a multinational technology company; a relative overweight position in Insmed, Inc., a biopharmaceutical company that focuses on rare diseases; a relative overweight position in Natera, Inc., a diagnostics company which engages in clinical genetic testing; a relative underweight to Merck & Co., Inc., a multinational pharmaceutical company; and a relative underweight to Accenture plc, a global multinational professional services company were among the top contributors to Fund performance.
Top Performance Detractors
Stock selection
| Selections in the information technology, communication services, financials, Industrials and consumer discretionary sectors hurt the Fund’s results during the annual period.
Allocations
| Larger weightings in the health care, real estate and industrials sectors and smaller weightings in the consumer discretionary and utilities sectors detracted from Fund performance during the annual period.
Individual holdings
| A relative underweight position in Broadcom, Inc., a producer of semiconductor and infrastructure products; a relative overweight position in Adobe, Inc., a global computer software company; a relative overweight position in Nike, Inc., an athletic equipment, service, apparel and footwear company; a relative overweight position in MongoDB, Inc., a U.S. software company that develops and provides commercial support for database software; and a relative overweight position in Uber Technologies, Inc., a technology platform used for transportation services were top detractors during the period.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns (%)	1 year	5 years	10 years
Class 3	31.19	17.33	15.11
Russell 1000 ® Growth Index	33.36	18.96	16.78
Russell 1000 ® Index (a)	24.51	14.28	12.87
(a)
Effective August 1, 2024, the Fund compares its performance to the Russell 1000
®
Index, a broad-based performance index as required by new regulatory requirements. The Fund’s performance also continues to be compared to its prior benchmark, which management believes more closely represents the market sectors and/or asset classes in which the Fund primarily invests.

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Performance Table Market Index Changed [Text Block]	Effective August 1, 2024, the Fund compares its performance to the Russell 1000 ® Index, a broad-based performance index as required by new regulatory requirements.
Prior Market Index Comparison [Text Block]	The Fund’s performance also continues to be compared to its prior benchmark, which management believes more closely represents the market sectors and/or asset classes in which the Fund primarily invests.
Updated Performance Information Location [Text Block]	Visit columbiathreadneedleus.com/investment-products/variable-products for more recent performance information.
Net Assets	$ 2,493,061,393
Holdings Count | Holding	41
Advisory Fees Paid, Amount	$ 16,443,351
Investment Company, Portfolio Turnover	34.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$ 2,493,061,393
Total number of portfolio holdings	41
Management services fees (represents 0.68% of Fund average net assets)	$ 16,443,351
Portfolio turnover for the reporting period	34%

Holdings [Text Block]
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Top Holdings
NVIDIA Corp.	11.7%
Apple, Inc.	11.3%
Microsoft Corp.	10.2%
Amazon.com, Inc.	8.1%
Meta Platforms, Inc., Class A	5.4%
Alphabet, Inc., Class C	4.3%
Alphabet, Inc., Class A	3.6%
Tesla, Inc.	3.4%
Eli Lilly & Co.	3.2%
Visa, Inc., Class A	2.8%
Equity Sector Allocation
Information Technology Sub-industry Allocation

Largest Holdings [Text Block]
Top Holdings
NVIDIA Corp.	11.7%
Apple, Inc.	11.3%
Microsoft Corp.	10.2%
Amazon.com, Inc.	8.1%
Meta Platforms, Inc., Class A	5.4%
Alphabet, Inc., Class C	4.3%
Alphabet, Inc., Class A	3.6%
Tesla, Inc.	3.4%
Eli Lilly & Co.	3.2%
Visa, Inc., Class A	2.8%